STATEMENTS OF CONVERTIBLE PREFERRED STOCK, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (USD $) In Thousands, except Share data, unless otherwise specified		Total USD ($)	Pro forma USD ($)	Common Stock	Common Stock Pro forma USD ($)	Additional Paid-In-Capital USD ($)	Additional Paid-In-Capital Pro forma USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Deficit USD ($)	Accumulated Deficit Pro forma USD ($)	Series A-1 Convertible Preferred Stock USD ($)	Series A-1 Convertible Preferred Stock Pro forma USD ($)	Series A-2 Convertible Preferred Stock USD ($)	Series A-2 Convertible Preferred Stock Pro forma USD ($)	Series A-3 Convertible Preferred Stock USD ($)	Series A-3 Convertible Preferred Stock Pro forma USD ($)	Series A-4 Convertible Preferred Stock USD ($)	Series A-4 Convertible Preferred Stock Pro forma USD ($)	Series A-5 Convertible Preferred Stock USD ($)	Series A-5 Convertible Preferred Stock Pro forma USD ($)	Series A-6 Convertible Preferred Stock USD ($)	Series A-6 Convertible Preferred Stock Pro forma USD ($)	Series A Convertible Preferred Stock USD ($)	New Series B USD ($)	New Series B Pro forma USD ($)	Series B-2 Convertible Preferred Stock Pro forma USD ($)	Series C Convertible Preferred Stock USD ($)
Balance at Dec. 31, 2010		$ (128,252)				$ 3		$ (3)	$ (128,252)														$ 93	$ 38,309			$ 105,434
Balance (in shares) at Dec. 31, 2010				141,566																			61,664	1,599,997			10,146,629
Increase (Decrease) in Stockholders' Equity
Net loss		(42,476)							(42,476)
Unrealized gain from available-for-sale securities		8						8
Forced conversion to common stock		554				554																	(33)	(296)			(225)
Forced conversion to common stock (in shares)				45,070																			(21,661)	(177,697)			(314,496)
Recapitalization	[1]	60,981				8,269			52,712				75,979		9,629		271						(60)	(39,183)			(108,425)
Recapitalization (in shares)	[1]												983,208		142,227		3,998						(40,003)	(1,422,300)			(9,832,133)
Stock options exercised		204				204
Stock options exercised (in shares)				96,411
Issuance of preferred stock											62,297								525
Issuance of preferred stock (in shares)											922,286								6,443
Accretion of dividends on preferred stock		(10,933)				(6,590)			(4,343)		1,968		4,000		579									1,170			3,216
Stock-based compensation expense		304				304
Milestone payment settled in stock											1,410
Milestone payment settled in stock (in shares)											17,326
Balance at Dec. 31, 2011		(119,610)				2,744		5	(122,359)		65,675		79,979		10,208		271		525
Balance (in shares) at Dec. 31, 2011				283,047							939,612		983,208		142,227		3,998		6,443
Increase (Decrease) in Stockholders' Equity
Net loss		(69,128)							(69,128)
Unrealized gain from available-for-sale securities		(5)						(5)
Stock options exercised		279				279
Stock options exercised (in shares)				97,281
Accretion of dividends on preferred stock		(13,992)				(4,818)			(9,174)		6,282		6,735		974
Stock-based compensation expense		1,795				1,795
Balance at Dec. 31, 2012		(200,661)							(200,661)		71,957		86,714		11,182		271		525
Balance (in shares) at Dec. 31, 2012				380,328							939,612		983,208		142,227		3,998		6,443
Increase (Decrease) in Stockholders' Equity
Net loss		(60,690)							(60,690)
Stock options exercised		13				13
Stock options exercised (in shares)				5,336
Issuance of preferred stock																					23,168	8,726		41,514		26,152
Issuance of preferred stock (in shares)																					496,111	186,847		701,235		448,060
Accretion of dividends on preferred stock		(17,471)				(1,521)			(15,950)		6,780		7,263		1,050									2,378
Stock-based compensation expense		1,508				1,508
Conversion of convertible preferred stock into common stock			287,680		2		287,678					(78,737)		(93,977)		(12,232)		(271)		(525)		(31,894)			(43,892)	(26,152)
Conversion of convertible preferred stock into common stock (in shares)					20,258,305							(939,612)		(983,208)		(142,227)		(3,998)		(6,443)		(682,958)			(701,235)	(448,060)
Balance at Dec. 31, 2013		$ (277,301)	$ 10,379		$ 2		$ 287,678		$ (277,301)	$ (277,301)	$ 78,737		$ 93,977		$ 12,232		$ 271		$ 525		$ 23,168			$ 43,892
Balance (in shares) at Dec. 31, 2013				385,664	20,643,969						939,612		983,208		142,227		3,998		6,443		496,111			701,235

[1]	The recapitalization includes the exchange of Series A, Series B and Series C shares for Series A-4, Series A-3, and Series A-2 shares, respectively, in addition to the 1:10 exchange of Series A-2, Series A-3, and Series A-4 preferred stock, which occurred in conjunction with the Merger, and is more fully described in note 4.